Note Allowance for loan losses (Allowance for loan losses - Additional Information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Recent Loss Trend Adjustment	12-months
Provision for Loan and Lease Losses	$ 325,424	$ 170,016	$ 241,478
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments	4,900
Hurricanes
Financing Receivable, Modifications [Line Items]
Provision for Loan and Lease Losses	67,615
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments	$ 60,000
Banco Popular North America
Financing Receivable, Modifications [Line Items]
Recent Loss Trend Adjustment Percentage	3.00%	0.11%
Non Covered Loans
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	$ 1,258,327	$ 1,246,577
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments	$ 6,500
Non Covered Loans | Banco Popular de Puerto Rico
Financing Receivable, Modifications [Line Items]
Recent Loss Trend Adjustment Percentage	69.00%	38.00%
Covered loans
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	$ 5,885	$ 5,530
Provision for Loan and Lease Losses	5,742	(1,110)	$ 24,020
Change Allowance For Loan Losses Recalibration And Updates Of The Enviromental Factors Adjustments	1,600
Covered loans | Hurricanes
Financing Receivable, Modifications [Line Items]
Provision for Loan and Lease Losses	5,800
Commercial | Non Covered Loans
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	$ 220,846	260,044
Mortgage and consumer
Financing Receivable, Modifications [Line Items]
Historical Loss Period	18-months
Commercial and construction
Financing Receivable, Modifications [Line Items]
Historical Loss Period	5-year
Mortgages | Non Covered Loans
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	$ 930,076	871,997
Mortgages | Non Covered Loans | Guaranteed By US Sponsored Entities
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	449,000	407,000
Mortgages | Covered loans
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings	5,885	5,530
Loan | Commercial
Financing Receivable, Modifications [Line Items]
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings	$ 8,000	$ 8,000